Long-Term Debt (Tables)	9 Months Ended
Sep. 23, 2012
Long-term debt

Long-term debt at December 26, 2010, December 25, 2011 and September 23, 2012, consists of the following:

	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 23, 2012
			(unaudited)
Wells Fargo Term A Loan	$2,687	$—	$—
Well Fargo New Unit Term Loan	15,000	—	—
Wells Fargo Working capital revolving line of credit	2,250	—	—
HBK Term B Loan	10,000	—	—
Golub—Term Loan A	—	52,500	4,994
Golub—Revolver	—	2,700	—
Note payable-related party	795	—	—

Total long term debt	30,732	55,200	4,994
Less current maturities	(1,107)	(713)	(775)

Total long term debt, less current maturities	$29,625	$54,487	$4,219

Maturities of Long Term Debt Obligations

Maturities of long-term debt obligations at December 25, 2011 adjusted to give effect to the Amendment and September 23, 2012 are as follows:

MATURITIES OF LONG-TERM DEBT OBLIGATIONS AT	DECEMBER 25, 2011	SEPTEMBER 23, 2012
2012	$713	$713
2013	773	773
2014	773	773
2015	773	773
2016	52,168	1,962

Total long-term debt	$55,200	$4,994